SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) and are in accordance with accounting principles generally accepted in the United States of America.

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) and are in accordance with accounting principles generally accepted in the United States of America.

Basis of Consolidation

Basis of Consolidation

The unaudited condensed consolidated financial statements include the accounts of the Company, an inactive parent company, and its wholly owned operating subsidiaries CNS California and NTC, which is a dormant company. There were no intercompany transactions to be eliminated on consolidation.

Basis of Consolidation

The audited consolidated financial statements include the accounts of the Company, an inactive parent company, and its wholly owned subsidiaries CNS California and NTC, which is a dormant company. There were no intercompany transactions to be eliminated on consolidation.

Use of Estimates

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenue and expense, and related disclosure of contingent assets and liabilities. On an ongoing basis, the Company evaluates its estimates, including those related to revenue recognition, doubtful accounts, furniture and equipment, intangible assets, income taxes, valuation of equity instruments, accrued liabilities, contingencies and litigation. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ materially from these estimates.

Use of Estimates

The preparation of the consolidated financial statements requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenue and expense, and related disclosure of contingent assets and liabilities. On an ongoing basis, the Company evaluates its estimates, including those related to revenue recognition, doubtful accounts, intangible assets, income taxes, valuation of equity instruments, accrued liabilities, contingencies and litigation. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ materially from these estimates.

Cash

Cash

The Company deposits its cash with major financial institutions and may at times exceed the federally insured limit of $250,000.  At March 31, 2017 cash exceeds the federally insured limit by $1,504,400.  The Company believes that the risk of loss is minimal. To date, the Company has not experienced any losses related to cash deposits with financial institutions.

Cash

The Company deposits its cash with major financial institutions and may at times exceed the federally insured limit of $250,000.  At September 30, 2016 cash exceeds the federally insured limit by $68,200.  The Company believes that the risk of loss is minimal. To date, the Company has not experienced any losses related to cash deposits with financial institutions.

Derivative Liabilities

Derivative Liabilities

The Company evaluates all of its agreements to determine if such instruments have derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations. For stock-based derivative financial instruments, the Company uses a weighted average Black-Scholes option pricing model to value the derivative instruments at inception and on subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date. As of March 31, 2017, the Company did not have any derivative financial instruments.

Derivative Liabilities

The Company evaluates all of its agreements to determine if such instruments have derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations. For stock-based derivative financial instruments, the Company uses a weighted average Black-Scholes option pricing model to value the derivative instruments at inception and on subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date. As of September 30, 2016, the Company did not have any derivative financial instruments.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 825-10 defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company. The Company considers the carrying amount of cash, accounts receivable, other receivables, accounts payable and accrued liabilities, to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization.

The Company also analyzes all financial instruments with features of both liabilities and equity under ASC 480-10, ASC 815-10 and ASC 815-40.

The Company adopted ASC 820-10 on January 1, 2008. ASC 820-10 defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. As at March 31, 2017, the Company did not identify any assets or liabilities that required presentation on the balance sheet at fair value in accordance with ASC 825-10.

Fair Value of Financial Instruments

ASC 825-10 defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company. The Company considers the carrying amount of cash, accounts receivable, other receivables, accounts payable and accrued liabilities, to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization.

The Company also analyzes all financial instruments with features of both liabilities and equity under ASC 480-10, ASC 815-10 and ASC 815-40.

The Company adopted ASC 820-10 on January 1, 2008. ASC 820-10 defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets;
•	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments; and
•	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The Company used Level 3 inputs for its valuation methodology for the conversion option liability in determining the fair value using the Black-Scholes option-pricing model with the following assumption inputs:

The range of Black-Scholes option-pricing model assumption inputs for all the valuation dates are in the table below:

	September 30, 2015 through to September 30, 2016
	Low	High
Annual dividend yield	—	—
Expected life (years)	2.5	5.00
Risk-free interest rate	0.56%	1.81%
Expected volatility	191.05%	273.10%

The a detailed roll-forward of derivative liabilities classified as Level 1,2 or 3, please refer to the table in Note 4, Derivative Liabilities.

The net changes in Derivative Liabilities for transactions which were booked to other income resulted in a net loss on derivative liabilities of $34,600 for the fiscal year ended September 30, 2016 and a net gain of $162,800 for the fiscal year ended September 30, 2015.

The net changes in Extinguishment of Debt for transactions which were booked to other income resulted in a net gain on extinguishment of debt of $572,300 for the fiscal year ended September 30, 2016 and a net loss of $630,000 for the fiscal year ended September 30, 2015.

We had derivative liabilities of $0 and $833,000 as of September 30, 2016 and 2015 respectively.  As at September 30, 2016, the Company did not identify any assets or liabilities that required presentation on the balance sheet at fair value in accordance with ASC 825-10.

Accounts Receivable

Accounts Receivable

The Company estimates the collectability of customer receivables on an ongoing basis by reviewing past-due invoices and assessing the current creditworthiness of each customer.  Allowances are provided for specific receivables deemed to be at risk for collection which as of March 31, 2017 and September 30, 2016 are $1,200 and $1,200 respectively.

Accounts Receivable

The Company estimates the collectability of customer receivables on an ongoing basis by reviewing past-due invoices and assessing the current creditworthiness of each customer.  Allowances are provided for specific receivables deemed to be at risk for collection which as of September 30, 2016 and 2015 are $1,200 and $1,200 respectively.

Furniture and Equipment

Furniture and Equipment

Furniture and Equipment, which are recorded at cost, consist of office furniture, equipment and purchased intellectual property which are depreciated, or amortized in the case of the intellectual property, over their estimated useful life on a straight-line basis.  The useful life of these assets is estimated to be between three and ten years.  Depreciation and amortization on furniture and equipment, intellectual property and intangible assets for the six months ended March 31, 2017 and 2016 was $18,100 and $2,700 respectively.  Accumulated depreciation and amortization at March 31, 2017 and 2016 was $95,100 and $74,900, respectively.

Furniture and Equipment

Furniture and Equipment, which are recorded at cost, consist of office furniture, equipment and purchased intellectual property which are depreciated, or amortized in the case of the intellectual property, over their estimated useful life on a straight-line basis.  The useful life of these assets is estimated to be between three and ten years.  Depreciation and amortization for the years ended September 30, 2016 and 2015 was $7,200 and $7,600 respectively.  Accumulated depreciation and amortization at September 30, 2016 and 2015 was $76,900 and $82,600, respectively.

Long-Lived Assets

Long-Lived Assets

As required by ASC 350-30 the Company reviews the carrying value of its long-lived assets whenever events or changes in circumstances indicate that the historical cost-carrying value of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value. No impairment loss was recorded for the six- months ended March 31, 2017 and 2016.

The Company adopted Accounting standards update (“ASU”) 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The new guidance is intended to reduce the complexity and costs of the annual impairment test for indefinite-lived intangible assets by allowing companies to make a qualitative evaluation about the likelihood of impairment to determine whether it should perform a quantitative impairment test.

Long-Lived Assets

As required by ASC 350-30 (formerly SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets), the Company reviews the carrying value of its long-lived assets whenever events or changes in circumstances indicate that the historical cost-carrying value of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and fair value. No impairment loss was recorded for the years ended September 30, 2016 and 2015.

The Company adopted Accounting standards update (“ASU”) 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The new guidance is intended to reduce the complexity and costs of the annual impairment test for indefinite-lived intangible assets by allowing companies to make a qualitative evaluation about the likelihood of impairment to determine whether it should perform a quantitative impairment test.

Intangible Assets

Intangible Assets

Costs for software developed for internal use are accounted for through the capitalization of those costs incurred in connection with developing or obtaining internal-use software. Capitalized costs for internal-use software are included in intangible assets in the consolidated balance sheet. Capitalized software development costs are amortized over three years. Costs incurred during the preliminary project along with post-implementation stages of internal use computer software development and costs incurred to maintain existing product offerings are expensed as incurred. The capitalization and ongoing assessment of recoverability of development costs require considerable judgment by management with respect to certain external factors, including, but not limited to, technological and economic feasibility and estimated economic life. At March 31, 2017, the Company had $82,000 in capitalized software development costs. The Company started amortizing the software over its estimated economic life once it was placed into service in September 2016. For the six month ended March 31, 2017, the capitalized software amortization expense was $13,400.

On November 23, 2011, the Company acquired intellectual property in the form of transcranial magnetic stimulation (TMS) biomarkers at a cost of $21,200 which was recorded at cost and is being amortized over its estimated useful life of 10 years on a straight-line basis. Amortization for the six months ended March 31, 2017 and 2016 was $1,100 for both periods.  Accumulated depreciation on the intellectual property at was $11,300 and $9,200 at March 31, 2017 and 2016 respectively.

Intangible Assets

Costs for software developed for internal use are accounted for through the capitalization of those costs incurred in connection with developing or obtaining internal-use software. Capitalized costs for internal-use software are included in intangible assets in the consolidated balance sheet. Capitalized software development costs are amortized over three years. Costs incurred during the preliminary project along with post-implementation stages of internal use computer software development and costs incurred to maintain existing product offerings are expensed as incurred. The capitalization and ongoing assessment of recoverability of development costs require considerable judgment by management with respect to certain external factors, including, but not limited to, technological and economic feasibility and estimated economic life. At September 30, 2016, the Company had $78,400 in capitalized software development costs all of which was capitalized during the fiscal year ended September 30, 2016. The Company started amortizing the software over its estimated economic life once it was placed into service during September 2016. Consequently, for the fiscal year ended September 30, 2016, the capitalized software was amortized for one month totaling $2,200 in amortization expense.

On November 23, 2011, the Company acquired intellectual property in the form of transcranial magnetic stimulation (TMS) biomarkers at a cost of $21,200 which was recorded at cost and is being amortized over its estimated useful life of 10 years on a straight-line basis. Amortization for the fiscal years ended September 30, 2016 and 2015 was $2,100 for both periods.  Accumulated depreciation on the intellectual property at was $10,200 and $8,100 at the fiscal years ended September 30, 2016 and 2015 respectively.

Accounts Payable	Accounts Payable Accounts payable consists of trade payables of which $401,700 and $405,700 are for legal services at March 31, 2017 and 2016 respectively.

Accounts Payable

Accounts payable consists of trade payables of which $219,200 and $536,400 are for legal services at September 30, 2016 and 2015 respectively. We had accounts payable write-backs of $306,700 and $21,900 for the years ended September 30, 2016 and 2015 respectively. These were for long held-debts which have been in dispute and there has been no collection activity for five years.

Accrued Compensation

Accrued Compensation

Accrued compensation consists of accrued vacation pay, accrued bonuses granted by the Board but not paid, and accrued pay due to current and former staff members. The balance includes $125,400 accrued for two managers and $186,200 accrued for two officers who voluntarily deferred the cash portion of their salaries to help the Company conserve funds from February 2015 through July 2015. Accrued compensation also includes an accrual of $250,000 for a tax gross-up on stock awarded to the Chairman of the Company.

Accrued Compensation

Accrued compensation consists of accrued vacation pay, accrued bonuses granted by the Board but not paid, and accrued pay due to former staff members. The balance also includes $125,400 accrued for two managers and $186,200 accrued for two officers who voluntarily reduced the cash portion of their salaries to help the Company conserve funds from February through July 2015. Accrued compensation also includes an accrual of $250,000 for a tax gross-up on stock awarded to the Chairman of the Company.

Deferred Revenue

Deferred Revenue

Deferred revenue represents revenue collected but not earned as of March 31, 2017 and 2016. This represents a philanthropic grant for the payment of PEER Reports ordered in a clinical trial for a member of the U.S. Military, a veteran or their family members, the cost of which is not covered by other sources. These deferred revenue grant funds total $45,900 for the periods ending March 31, 2017 and September 30, 2016.

Deferred Revenue

Deferred revenue represents revenue collected but not earned as of September 30, 2016 or 2015. This represents a philanthropic grant for the payment of PEER Reports ordered in a clinical trial for a member of the U.S. Military, a veteran or a family member, the cost of which is not covered by other sources. These deferred revenue grant funds total $45,900 as of September 30, 2016 and 2015.

Revenues

Revenues

The Company recognizes revenue on services, being the delivery of PEER Reports to medical providers, in accordance with the Financial Accounting Standards Board (“FASB”) ASC No. 605, “Revenue Recognition.”  In all cases, revenue is recognized when we have persuasive evidence of an arrangement, a determinable fee, when collection is considered to be reasonably assured and the services have been delivered.

Revenues

The Company recognizes revenue on services, being the delivery of PEER Reports to medical providers, in accordance with the Financial Accounting Standards Board (“FASB”) ASC No. 605, “Revenue Recognition.”  In all cases, revenue is recognized when we have persuasive evidence of an arrangement, a determinable fee, when collection is considered to be reasonable assured and the services are delivered.

Research and Development Expenses	Research and Development Expenses The Company charges all research and development expenses to operations as incurred.	Research and Development Expenses The Company charges all research and development expenses to operations as incurred.
Advertising Expenses	Advertising Expenses The Company charges all advertising expenses to operations as incurred. For the six months ended March 31, 2017 and 2016 advertising expenses were $4,500 and $45,000 respectively.

Advertising Expenses

The Company charges all advertising expenses to operations as incurred. For the years ended September 30, 2016 and 2015 advertising expenses were $148,600 and $24,000 respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company has adopted ASC 718-20 and related interpretations which establish the accounting for equity instruments exchanged for employee services. Under ASC 718-20, share-based compensation cost to option grantee, being employees, directors and consultants, and is measured at the grant date based on the calculated fair value of the award. The expense is recognized over the option grantees’ requisite service period, generally the vesting period of the award.

Stock-Based Compensation

The Company has adopted ASC 718-20 and related interpretations which establish the accounting for equity instruments exchanged for employee services. Under ASC 718-20, share-based compensation cost to option grantee, being employees, directors and consultants, and is measured at the grant date based on the calculated fair value of the award. The expense is recognized over the option grantees’ requisite service period, generally the vesting period of the award.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method.  Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Valuation allowances are recorded, when necessary, to reduce deferred tax assets to the amount expected to be realized.

As a result of the implementation of certain provisions of ASC 740, Income Taxes, which clarifies the accounting and disclosure for uncertainty in tax positions, as defined. ASC 740 seeks to reduce the diversity in practice associated with certain aspects of the recognition and measurement related to accounting for income taxes.  The Company adopted the provisions of ASC 740 and have analyzed filing positions in each of the federal and state jurisdictions where required to file income tax returns, as well as all open tax years in these jurisdictions.  We have identified the U.S. Federal and California as our "major" tax jurisdictions.  Generally, we remain subject to Internal Revenue Service examination of our 2012 through 2015 U.S. federal income tax returns, and remain subject to California Franchise Tax Board examination of our 2011 through 2015 California Franchise Tax Returns.  However, we have certain tax attribute carryforwards which will remain subject to review and adjustment by the relevant tax authorities until the statute of limitations closes with respect to the year in which such attributes are utilized.

We believe that our income tax filing positions and deductions will be sustained on audit and do not anticipate any adjustments that will result in a material change to our financial position.  Therefore, no reserves for uncertain income tax positions have been recorded pursuant to ASC 740.  In addition, we did not record a cumulative effect adjustment related to the adoption of ASC 740.  Our policy for recording interest and penalties associated with income-based tax audits is to record such items as a component of income taxes.

Income Taxes

The Company accounts for income taxes under the asset and liability method.  Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Valuation allowances are recorded, when necessary, to reduce deferred tax assets to the amount expected to be realized.

As a result of the implementation of certain provisions of ASC 740, Income Taxes, which clarifies the accounting and disclosure for uncertainty in tax positions, as defined. ASC 740 seeks to reduce the diversity in practice associated with certain aspects of the recognition and measurement related to accounting for income taxes.  The Company adopted the provisions of ASC 740 and have analyzed filing positions in each of the federal and state jurisdictions where required to file income tax returns, as well as all open tax years in these jurisdictions.  We have identified the U.S. Federal and California as our "major" tax jurisdictions.  Generally, we remain subject to Internal Revenue Service examination of our 2011 through 2015 U.S. federal income tax returns, and remain subject to California Franchise Tax Board examination of our 2011 through 2015 California Franchise Tax Returns.  However, we have certain tax attribute carryforwards which will remain subject to review and adjustment by the relevant tax authorities until the statute of limitations closes with respect to the year in which such attributes are utilized.

We believe that our income tax filing positions and deductions will be sustained on audit and do not anticipate any adjustments that will result in a material change to our financial position.  Therefore, no reserves for uncertain income tax positions have been recorded pursuant to ASC 740.  In addition, we did not record a cumulative effect adjustment related to the adoption of ASC 740.  Our policy for recording interest and penalties associated with income-based tax audits is to record such items as a component of income taxes.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

ASC 220-10 requires disclosure of all components of comprehensive income (loss) on an annual and interim basis.  Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources.  The Company’s comprehensive income (loss) is the same as its reported net income (loss) for the three months and six months ended March 31, 2017 and 2016.

Comprehensive Income (Loss)

ASC 220-10 requires disclosure of all components of comprehensive income (loss) on an annual and interim basis.  Comprehensive income (loss) is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources.  The Company’s comprehensive income (loss) is the same as its reported net income (loss) for the years ended September 30, 2016 and 2015.

Earnings (Loss) per Share

Earnings (Loss) per Share

Basic earnings (loss) per share are computed by dividing income (loss) available to common stockholders by the weighted average common shares outstanding during the period. Diluted earnings (loss) per share takes into account the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised and converted into Common Stock.

Earnings (Loss) per Share

Basic earnings (loss) per share are computed by dividing income (loss) available to common stockholders by the weighted average common shares outstanding during the period. Diluted earnings (loss) per share takes into account the potential dilution that could occur if securities or other contracts to issue Common Stock were exercised and converted into Common Stock.

Restatement of Prior Period

Restatement of Prior Period

The condensed consolidated financial statements for the Company’s fiscal quarter ending December 31, 2016 were restated to reflect: (i) the proper accounting treatment of the issuance of Commitment Shares with Aspire Capital as offering costs netted against additional paid in capital as part of stockholders equity and to reverse the associated amortization expense recorded therewith, and (ii) the effect thereof on the Company's accompanying condensed consolidated financial statements, notes to the condensed consolidated financial statements and management’s discussion and analysis. The incorrectly classified balance sheet item was non-cash in nature and the Company's original report did not overstate available cash and cash equivalents nor did it understate its losses for the period. In connection therewith, on March 30, 2017, the Company filed with the SEC a report on Form 8-K reporting the restatement, as well as Amendment No. 1 to its Quarterly Report on Form 10-Q for the fiscal quarter ending December 31, 2016.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Apart from the below-mentioned recent accounting pronouncements, there are no new accounting pronouncements that are currently applicable to the Company.

In December 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230). Restricted Cash. This update clarifies how entities should present restricted cash and restricted cash equivalents in the statement of cash flows. The new guidance requires a reconciliation of totals in the statement of cash flows to the related cash and cash equivalents and restricted cash captions in the balance sheet. The new standard is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2017 with early adoption permitted. The Company is currently evaluating the effect that the updated standard will have on our financial statements.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. The update removes Step 2 from the goodwill impairment test. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, although early adoption is permitted. The Company is currently evaluating the effect that the updated standard will have on our financial statements.

Recent Accounting Pronouncements

Apart from the below-mentioned recent accounting pronouncements, there are no new accounting pronouncements that are currently applicable to the Company.

In April 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-03 is to simplify presentation of debt issuance costs, the amendments in this Update would require that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of debt liability, consistent with debt discounts or premiums. The recognition and measurement guidance for debt issuance costs would not be affected by the amendments in this Update. The amendments in this ASU are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The Company does not expect the adoption of the standard update to have a material impact on its consolidated financial position or results of operations.